ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUND — 24.2%
	MIXED ALLOCATION - 24.2%
424,277	Arrow Reserve Capital Management ETF(a)(e) (Cost $42,474,830)	$ 42,079,793

	SHORT-TERM INVESTMENT — 76.3%
	MONEY MARKET FUND - 76.3%
132,624,339	First American Government Obligations Fund Class X, 2.91%(b)(c)(d) (Cost $132,624,339)	132,624,339

	TOTAL INVESTMENTS - 100.5% (Cost $175,099,169)	$ 174,704,132
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(788,907)
	NET ASSETS - 100.0%	$ 173,915,225

ETF	- Exchange-Traded Fund
(a)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.
(c)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).
(d)	All or a portion of this investment is pledged as collateral for swap agreements.
(e)	Affiliated Exchange-Traded Fund.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

FINANCIAL INDEX SWAP
Notional Value at October 31, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 84,593,510	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/26/2024	$ (414,117)

Additional Information — Financial Index Swap Contract
The following table represents the individual positions and related values within the financial index swap as of October 31, 2022.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
68	CFE Vix	Jan-23	Morgan Stanley	$ 1,876,199	0.19%	$ (7,181)
37	CFE Vix	Dec-22	Morgan Stanley	971,879	0.10%	(116,539)
15	CFE Vix	Feb-23	Morgan Stanley	405,154	0.04%	(14,472)
50	FTSE Index	Dec-22	Morgan Stanley	4,107,444	0.42%	37,069
7	Japan Govt Bond OSE	Dec-22	Morgan Stanley	6,788,285	0.69%	4,498
1,270	Mexican Peso CME	Dec-22	Morgan Stanley	31,777,610	3.23%	367,972
17	OSK Nikkei	Dec-22	Morgan Stanley	3,232,517	0.33%	41,979
60	SFE SPI 200	Dec-22	Morgan Stanley	6,581,706	0.67%	88,815
						$ 402,141

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(512)	2 Yr T-Note	Dec-22	Morgan Stanley	$ (104,546,508)	10.64%	$ 1,285,341
(366)	5 Yr T-Note	Dec-22	Morgan Stanley	(39,035,053)	3.97%	739,599
(243)	Aussie 10 Year Bond	Dec-22	Morgan Stanley	(18,418,772)	1.87%	(340,777)
(663)	Aussie 3 Yr Bond	Dec-22	Morgan Stanley	(45,555,012)	4.63%	(330,845)
(159)	Australian Dollar Cme	Dec-22	Morgan Stanley	(10,170,046)	1.03%	169,362
(119)	British Pound CME	Dec-22	Morgan Stanley	(8,554,314)	0.87%	(163,302)
(48)	CAC Index	Nov-22	Morgan Stanley	(3,002,585)	0.31%	(85,453)
(226)	Canadian Dollar CME	Dec-22	Morgan Stanley	(16,569,630)	1.69%	45,580
(109)	CFE Vix	Nov-22	Morgan Stanley	(2,832,664)	0.29%	247,220
(12)	Dax Index	Dec-22	Morgan Stanley	(3,819,225)	0.39%	(264,717)
(20)	Emini Nasdaq	Dec-22	Morgan Stanley	(4,657,809)	0.47%	(28,846)
(41)	Emini S&P	Dec-22	Morgan Stanley	(7,899,833)	0.80%	(332,345)
(734)	ERX 2 Bund	Dec-22	Morgan Stanley	(77,651,658)	7.90%	529,798
(262)	ERX BOBL	Dec-22	Morgan Stanley	(30,953,568)	3.15%	447,622
(32)	EUR/USD CME	Dec-22	Morgan Stanley	(3,965,702)	0.40%	(36,469)
(510)	Euribor	Sep-23	Morgan Stanley	(122,127,319)	12.42%	346,266
(121)	Euro Bund	Dec-22	Morgan Stanley	(16,578,043)	1.69%	346,946
(72)	Euro_Stoxx50	Dec-22	Morgan Stanley	(2,564,850)	0.26%	(181,214)
(75)	Gilts	Dec-22	Morgan Stanley	(8,739,679)	0.89%	104,989
(64)	Hang Seng Index	Nov-22	Morgan Stanley	(5,961,306)	0.61%	221,725
(227)	ICE 3 Month Sonia Future	Jun-23	Morgan Stanley	(61,877,135)	6.29%	13,545
(253)	Japanese Yen CME	Dec-22	Morgan Stanley	(21,385,221)	2.18%	440,208
(28)	Mini DOW	Dec-22	Morgan Stanley	(4,604,070)	0.47%	(435,870)
(220)	Swiss Franc CME	Dec-22	Morgan Stanley	(27,600,849)	2.81%	636,933
(644)	Three-Month SOFR	Jun-23	Morgan Stanley	(153,177,946)	15.58%	1,088,754
(15)	Topix Index	Dec-22	Morgan Stanley	(1,883,190)	0.19%	(38,068)
(258)	US 10 Yr Notes	Dec-22	Morgan Stanley	(28,499,908)	2.90%	809,829
(152)	US T.Bond	Dec-22	Morgan Stanley	(18,328,121)	1.86%	1,320,821
						$ 6,556,632
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 7.77%.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

COMMODITY INDEX SWAP ++
Notional Value at October 31, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation/Depreciation
$ 88,304,992	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$ 129,935

			Net Unrealized Depreciation on Swap Contracts			$ (284,182)
++ All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of October 31, 2022.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
112	Aluminium LME	Dec-22	Morgan Stanley	$ 6,216,737	3.23%	$ (349,473)
40	Beanmeal	Dec-22	Morgan Stanley	1,719,973	0.89%	32,465
98	Beanoil	Dec-22	Morgan Stanley	4,304,415	2.23%	238,809
48	Brent Oil	Feb-23	Morgan Stanley	4,370,443	2.27%	7,016
268	Corn	Dec-22	Morgan Stanley	9,283,361	4.82%	389,067
37	Crude Oil	Dec-22	Morgan Stanley	3,222,128	1.67%	45,292
51	Gas Oil LDN	Dec-22	Morgan Stanley	5,196,244	2.70%	319,921
29	Gasoline Blendstock	Dec-22	Morgan Stanley	3,118,493	1.62%	241,393
36	Heating Oil	Dec-22	Morgan Stanley	5,594,928	2.90%	343,985
82	Lean Hogs	Dec-22	Morgan Stanley	2,796,194	1.45%	(50,985)
2	Natural Gas	Dec-22	Morgan Stanley	124,548	0.06%	2,117
80	Soybeans	Jan-23	Morgan Stanley	5,703,110	2.96%	73,997
						$ 1,293,604
Open Short Future Contracts
(159)	Aluminium LME	Dec-22	Morgan Stanley	(8,834,311)	4.58%	149,383
(348)	Cocoa NY	Dec-22	Morgan Stanley	(8,122,837)	4.21%	28,153
(58)	Coffee NY	Dec-22	Morgan Stanley	(3,852,682)	2.00%	249,623
(23)	Cotton	Dec-22	Morgan Stanley	(811,377)	0.42%	49,996
(27)	Gold CMX	Dec-22	Morgan Stanley	(4,501,733)	2.34%	32,847
(69)	Hi Gr. Copper	Dec-22	Morgan Stanley	(5,787,678)	3.00%	29,508
(20)	Kcbt Red Wheat	Dec-22	Morgan Stanley	(959,101)	0.50%	(50,454)
(193)	Live Cattle	Dec-22	Morgan Stanley	(11,773,819)	6.11%	(201,041)
(3)	Natural Gas TTF	Dec-22	Morgan Stanley	(266,786)	0.14%	13,428
(14)	Silver CMX	Dec-22	Morgan Stanley	(1,311,462)	0.68%	(14,214)
(280)	Sugar NY	Mar-23	Morgan Stanley	(5,640,591)	2.93%	23,498
(48)	Wheat	Dec-22	Morgan Stanley	(2,118,119)	1.10%	(49,621)
						$ 261,106
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 45.19%.